UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

      /s/  Gregory M. Orrell     Livermore, CA     November 16, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $145,338 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108    12827   189060 SH       SOLE                   189060        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206    12554   308000 SH       SOLE                   308000        0        0
AURIZON MINES LTD              COM              05155P106     1090   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     4578   120800 SH       SOLE                   120800        0        0
COEUR D ALENE MINES CORP IDA   COM NEW          192108504     1025    50000 SH       SOLE                    50000        0        0
ELDORADO GOLD CORP NEW         COM              284902103     5996   526000 SH       SOLE                   526000        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     5235   379900 SH       SOLE                   379900        0        0
GOLDCORP INC NEW               COM              380956409    22375   554250 SH       SOLE                   554250        0        0
GREAT BASIN GOLD LTD           COM              390124105      382   250000 SH       SOLE                   250000        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     1094   100000 SH       SOLE                   100000        0        0
HECLA MNG CO                   COM              422704106      266    60600 SH       SOLE                    60600        0        0
IAMGOLD CORP                   COM              450913108     9155   647500 SH       SOLE                   647500        0        0
INT'L TOWER                    COM              028000736      805   200000 SH       SOLE                   660000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     2800   171000 SH       SOLE                   171000        0        0
KEEGAN RES INC                 COM              487275109      716   200000 SH       SOLE                   200000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404    11996   552680 SH       SOLE                   552680        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107     1683    67200 SH       SOLE                    67200        0        0
MAG SILVER CORP                COM              55903Q104     1741   300000 SH       SOLE                   300000        0        0
NEW GOLD INC CDA               COM              644535106      758   200000 SH       SOLE                   200000        0        0
NEWMONT MINING CORP            COM              651639106     6448   146500 SH       SOLE                   146500        0        0
NORTHGATE MIN                  COM              066641695      673   250000 SH       SOLE                   250000        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1834    80475 SH       SOLE                    80475        0        0
RANDGOLD RES LTD               ADR              752344309    12927   185000 SH       SOLE                   185000        0        0
ROYAL GOLD INC                 COM              780287108     2964    65000 SH       SOLE                    65000        0        0
SILVER WHEATON CORP            COM              828336107     1788   215499 SH       SOLE                   215499        0        0
SPOR GOLD TRUST                COM              863307104    12988   131400 SH       SOLE                   131400        0        0
YAMANA GOLD INC                COM              98462Y100     8640   806750 SH       SOLE                   806750        0        0